24. SHARE BASED PAYMENT (Details 3)	12 Months Ended
Dec. 31, 2018 Number
Disclosure of defined benefit plans [line items]
Outstanding options as of (Beginning)	12,872,189
Anticipated transfer on april 2018 (Restricted shares plan)	(200,100)
Outstanding options as of (Ending)	9,048,405
June 2018 - (Restricted shares plan)
Disclosure of defined benefit plans [line items]
Issued - grant of 2018	270,000
April 2018 - (Restricted shares plan)
Disclosure of defined benefit plans [line items]
Issued - grant of 2018	276,000
May 2018
Disclosure of defined benefit plans [line items]
Issued - grant of 2018	150,000
October 2018
Disclosure of defined benefit plans [line items]
Issued - grant of 2018	2,311,394
December of 2018 (Restricted shares plan)
Disclosure of defined benefit plans [line items]
Exercised:	(214)
Exercised on December of 2017 (Restricted shares plan)
Disclosure of defined benefit plans [line items]
Exercised:	(76,163)
Grant of 2018
Disclosure of defined benefit plans [line items]
Forfeiture:	(150,000)
Grant of 2017
Disclosure of defined benefit plans [line items]
Forfeiture:	(733,168)
Grant of 2017 (Restricted shares)
Disclosure of defined benefit plans [line items]
Forfeiture:	(396,786)
Grant of 2016
Disclosure of defined benefit plans [line items]
Forfeiture:	(2,976,160)
Grant of 2015
Disclosure of defined benefit plans [line items]
Forfeiture:	(1,917,974)
Grant of 2014
Disclosure of defined benefit plans [line items]
Forfeiture:	(75,645)
Grant of 2013
Disclosure of defined benefit plans [line items]
Forfeiture:	(304,968)